Annual Total Returns- Electronics Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Electronics Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.54%)	(0.68%)	32.89%	22.32%	1.55%	23.24%	30.32%	(13.31%)	58.22%	55.26%